Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

Supplement dated October 23, 2025
to the Summary Prospectus
dated June 30, 2025

ARS Focused Opportunities Strategy ETF (AFOS)
(the “Fund”)

Effective immediately, Andrew Schmeidler, Partner, ARS Investment Partners, LLC, serves as a portfolio manager for the Fund.

If you have any questions, please call 215-330-4476.

Please retain this Supplement for future reference.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961
Supplement dated October 23, 2025
to the Prospectus and Statement of Additional Information (“SAI”)
dated June 1, 2025, as previously supplemented
ARS Core Equity Portfolio ETF (ACEP)
ARS Focused Opportunities Strategy ETF (AFOS)
(each, a “Fund” and together, the “Funds”)

Portfolio Manager Changes
Effective immediately, Andrew Schmeidler, Partner, ARS Investment Partners, LLC, serves as a portfolio manager for the Funds.
The following replaces the “Portfolio Managers” subsection of the “ARS Core Equity Portfolio ETF” section of the Funds’ Prospectus:
Arnold R. Schmeidler, Senior Partner and founder of the Sub-Adviser, Sean Lawless, Partner of the Sub-Adviser, P. Ross Taylor III, Partner of the Sub-Adviser, Nitin Sacheti, Manager of the Sub-Adviser, and Andrew Schmeidler, Partner of the Sub-Adviser, are the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Messrs. Schmeidler, Lawless, Taylor III, Sacheti, and Schmediler have served as a portfolio manager of the Fund since inception.
The following replaces the “Portfolio Managers” subsection of the “ARS Focused Opportunities Strategy ETF” section of the Funds’ Prospectus:
Arnold R. Schmeidler, Senior Partner and founder of the Sub-Adviser, Sean Lawless, Partner of the Sub-Adviser, P. Ross Taylor III, Partner of the Sub-Adviser, Nitin Sacheti, Manager of the Sub-Adviser, and Andrew Schmeidler, Partner of the Sub-Adviser, are the Fund’s portfolio managers and are primarily responsible for the day-to-day management of the Fund. Messrs. Arnold Schmeidler, Lawless, Taylor III, and Sacheti have served as a portfolio manager of the Fund since inception and Mr. Andrew Schmeidler has served as a portfolio manager of the Fund since October 2025.
The following supplements the “Portfolio Managers” subsection of the “Fund Management” section of the Funds’ Prospectus:
Andrew Schmeidler
Andrew Schmeidler joined ARS in 1992 and has over 25 years of portfolio management and research experience. He served as Vice Chairman of A.R. Schmeidler & Co., Inc. prior to the business consolidation with ARS. He continues to manage accounts for corporations, foundations, and high-net-worth clients. Earlier in his career at A.R. Schmeidler & Co., he was a portfolio manager and research analyst covering multiple sectors with a focus on the banking and semiconductor capital equipment industries. From 2000 to 2002, Andrew served as a founding member and Senior Vice President of GasPedal Ventures, LLC, an internet incubator and business development consultancy, before returning to ARS. Andrew earned a BA in Government from Skidmore College.
The following replaces the affiliated persons table of the “Investment Sub-Adviser” subsection of the “Investment Management and Other Services” section of the Funds’ SAI:
The following table summarizes the affiliated persons of the Funds that are also affiliated persons of the Sub-Adviser.

Filed Pursuant to Rule 497(e)
File Nos. 333-195493; 811-22961

NAME	AFFILIATION WITH FUNDS	AFFILIATION WITH SUB-ADVISER
Arnold R. Schmeidler	Portfolio Manager	Partner
Sean Lawless	Portfolio Manager	Partner
P. Ross Taylor III	Portfolio Manager	Partner
Nitin Sacheti	Portfolio Manager	Portfolio Manager
Andrew Schmeidler	Portfolio Manager	Partner
The following supplements the“Portfolio Managers” section of the Funds’ SAI:
The following information is applicable to Andrew Schmeidler as of October 20, 2025:

Type of Accounts	Total Number of Accounts	Total Assets of Accounts (millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees (millions)
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	388	$1,079	0	$0
As of October 20, 2025, Mr. Schmeidler did not own any shares of the Funds.
The following supplements the“Portfolio Managers - Compensation” section of the Funds’ SAI:
Messrs. Schmeidler, Lawless, Taylor III, Sacheti, and Schmeidler receive a fixed annual base salary and discretionary bonus as compensation. Compensation is not directly tied to the performance of the Funds.

Distributor Change
Effective on or about October 27, 2025, PINE Distributors LLC (“PINE” or the “Distributor”) will replace Quasar Distributors, LLC as each Fund’s distributor, and all references to a Fund’s current distributor in the Prospectus and SAI will refer to PINE. PINE’s principal address is 501 S. Cherry Street, Suite 610, Denver, Colorado 80246. PINE is not affiliated with a Fund or its investment adviser or sub-adviser.

If you have any questions, please call 215-330-4476.
Please retain this Supplement for future reference.
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